Schedule of Investments (unaudited)
March 31, 2021
BlackRock Basic Value Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 5.4%
Airbus SE(a)	262,250	$ 29,743,703
BAE Systems PLC, ADR	1,630,466	46,142,188
Huntington Ingalls Industries, Inc.	118,030	24,296,475
Raytheon Technologies Corp.	132,050	10,203,504
		110,385,870
Auto Components — 0.6%
Lear Corp.	70,560	12,789,000
Automobiles — 2.9%
General Motors Co.(a)	1,046,030	60,104,884
Banks — 9.6%
Bank of America Corp.	411,542	15,922,560
Citigroup, Inc.	1,060,951	77,184,185
JPMorgan Chase & Co.	154,848	23,572,511
Wells Fargo & Co.	2,018,162	78,849,590
		195,528,846
Beverages — 0.8%
Coca-Cola Co.	301,760	15,905,770
Biotechnology — 0.4%
Biogen, Inc.(a)	29,363	8,214,299
Capital Markets — 3.3%
Apollo Global Management, Inc.	439,020	20,638,330
Morgan Stanley	595,086	46,214,379
		66,852,709
Chemicals — 2.8%
Axalta Coating Systems Ltd.(a)	1,170,270	34,616,587
Corteva, Inc.	477,031	22,239,185
		56,855,772
Communications Equipment — 2.8%
Cisco Systems, Inc.	1,123,214	58,081,396
Consumer Finance — 3.0%
Ally Financial, Inc.	58,642	2,651,205
Capital One Financial Corp.	467,833	59,522,392
		62,173,597
Diversified Financial Services — 2.6%
Berkshire Hathaway, Inc., Class B(a)	80,480	20,560,226
Equitable Holdings, Inc.	971,996	31,706,509
		52,266,735
Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	584,945	34,014,552
Electric Utilities — 2.4%
American Electric Power Co., Inc.	143,070	12,118,029
Edison International	150,304	8,807,814
Exelon Corp.	420,932	18,411,566
PG&E Corp.(a)	866,950	10,151,984
		49,489,393
Entertainment — 0.5%
CD Projekt SA(a)	221,470	10,714,661
Food Products — 1.5%
Danone SA	437,440	29,941,922
Health Care Equipment & Supplies — 3.2%
DENTSPLY SIRONA, Inc.	261,960	16,715,668
Koninklijke Philips NV, NY Shares(a)(b)	168,087	9,586,002
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic PLC	102,219	$ 12,075,130
Zimmer Biomet Holdings, Inc.	162,500	26,013,000
		64,389,800
Health Care Providers & Services — 7.7%
Anthem, Inc.	118,070	42,381,226
Cigna Corp.	166,225	40,183,232
CVS Health Corp.	370,980	27,908,825
Laboratory Corp. of America Holdings(a)	131,151	33,447,440
McKesson Corp.	74,380	14,507,075
		158,427,798
Industrial Conglomerates — 2.2%
General Electric Co.	2,302,566	30,232,691
Siemens AG, ADR	171,330	14,099,774
		44,332,465
Insurance — 4.7%
American International Group, Inc.	1,222,314	56,483,130
Brighthouse Financial, Inc.(a)	186,856	8,268,378
Fidelity National Financial, Inc.	515,700	20,968,362
First American Financial Corp.	194,450	11,015,592
		96,735,462
Interactive Media & Services — 1.9%
Alphabet, Inc., Class A(a)	12,224	25,212,244
Facebook, Inc., Class A(a)	47,700	14,049,081
		39,261,325
Internet & Direct Marketing Retail — 1.0%
Alibaba Group Holding Ltd., ADR(a)	86,880	19,698,302
IT Services — 1.9%
Cognizant Technology Solutions Corp., Class A	175,034	13,673,656
FleetCor Technologies, Inc.(a)	96,890	26,027,561
		39,701,217
Media — 3.2%
Comcast Corp., Class A	855,171	46,273,303
Fox Corp., Class A	555,863	20,072,213
		66,345,516
Multiline Retail — 2.1%
Dollar Tree, Inc.(a)	383,056	43,844,590
Multi-Utilities — 2.1%
Ameren Corp.	140,060	11,395,282
NiSource, Inc.	619,910	14,946,030
Public Service Enterprise Group, Inc.	261,950	15,772,009
		42,113,321
Oil, Gas & Consumable Fuels — 5.6%
BP PLC, ADR	839,375	20,438,781
ConocoPhillips	591,627	31,338,482
Enterprise Products Partners LP	362,740	7,987,535
Marathon Petroleum Corp.	641,395	34,308,219
Pioneer Natural Resources Co.	130,020	20,649,776
		114,722,793
Personal Products — 2.0%
Unilever PLC, ADR	736,842	41,137,889
Pharmaceuticals — 4.4%
Bayer AG, Registered Shares	582,170	36,893,841
Sanofi, ADR	817,800	40,448,388
Viatris, Inc.(a)	937,742	13,100,256
		90,442,485
Professional Services — 2.6%
CACI International, Inc., Class A(a)	52,470	12,942,250

Schedule of Investments (unaudited)  (continued)
March 31, 2021
BlackRock Basic Value Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Leidos Holdings, Inc.	85,230	$ 8,205,945
Robert Half International, Inc.	403,162	31,474,857
		52,623,052
Real Estate Management & Development — 1.4%
Howard Hughes Corp.(a)	291,080	27,690,440
Software — 3.5%
CDK Global, Inc.	375,000	20,272,500
Open Text Corp.	403,700	19,260,527
SS&C Technologies Holdings, Inc.	457,560	31,969,717
		71,502,744
Specialty Retail — 1.3%
Ross Stores, Inc.	219,670	26,340,630
Textiles, Apparel & Luxury Goods — 3.1%
Gildan Activewear, Inc.(a)	847,207	25,975,367
Ralph Lauren Corp.(a)	172,888	21,292,886
Skechers U.S.A., Inc., Class A(a)(b)	391,238	16,318,537
		63,586,790
Tobacco — 2.4%
Altria Group, Inc.	492,565	25,199,625
British American Tobacco PLC, ADR	619,050	23,981,997
		49,181,622
Wireless Telecommunication Services — 2.3%
Telephone & Data Systems, Inc.	1,138,850	26,147,996
Vodafone Group PLC, ADR	1,119,190	20,626,672
		46,774,668
Total Long-Term Investments — 98.9% (Cost: $1,563,128,209)		2,022,172,315
Security	Shares	Value
Short-Term Securities(c)(d)
Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	22,584,184	$ 22,584,184
SL Liquidity Series, LLC, Money Market Series, 0.16%(e)	12,412,629	12,416,353
Total Short-Term Securities — 1.7% (Cost: $35,000,354)		35,000,537
Total Investments — 100.6% (Cost: $1,598,128,563)		2,057,172,852
Liabilities in Excess of Other Assets — (0.6)%		(12,180,109)
Net Assets — 100.0%		$ 2,044,992,743
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 2,784,861	$ 19,799,323(a)	$ —	$ —	$ —	$ 22,584,184	22,584,184	$ 3,791	$ —
SL Liquidity Series, LLC, Money Market Series	248,916	12,170,768(a)	—	(3,197)	(134)	12,416,353	12,412,629	28,045(b)	—
				$ (3,197)	$ (134)	$ 35,000,537		$ 31,836	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
March 31, 2021
BlackRock Basic Value Fund, Inc.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 80,642,167	$ 29,743,703	$ —	$ 110,385,870
Auto Components	12,789,000	—	—	12,789,000
Automobiles	60,104,884	—	—	60,104,884
Banks	195,528,846	—	—	195,528,846
Beverages	15,905,770	—	—	15,905,770
Biotechnology	8,214,299	—	—	8,214,299
Capital Markets	66,852,709	—	—	66,852,709
Chemicals	56,855,772	—	—	56,855,772
Communications Equipment	58,081,396	—	—	58,081,396
Consumer Finance	62,173,597	—	—	62,173,597
Diversified Financial Services	52,266,735	—	—	52,266,735
Diversified Telecommunication Services	34,014,552	—	—	34,014,552
Electric Utilities	49,489,393	—	—	49,489,393
Entertainment	—	10,714,661	—	10,714,661
Food Products	—	29,941,922	—	29,941,922
Health Care Equipment & Supplies	64,389,800	—	—	64,389,800
Health Care Providers & Services	158,427,798	—	—	158,427,798
Industrial Conglomerates	44,332,465	—	—	44,332,465
Insurance	96,735,462	—	—	96,735,462
Interactive Media & Services	39,261,325	—	—	39,261,325
Internet & Direct Marketing Retail	19,698,302	—	—	19,698,302
IT Services	39,701,217	—	—	39,701,217
Media	66,345,516	—	—	66,345,516
Multiline Retail	43,844,590	—	—	43,844,590
Multi-Utilities	42,113,321	—	—	42,113,321
Oil, Gas & Consumable Fuels	114,722,793	—	—	114,722,793
Personal Products	41,137,889	—	—	41,137,889
Pharmaceuticals	53,548,644	36,893,841	—	90,442,485
Professional Services	52,623,052	—	—	52,623,052
Real Estate Management & Development	27,690,440	—	—	27,690,440
Software	71,502,744	—	—	71,502,744

Schedule of Investments (unaudited)  (continued)
March 31, 2021
BlackRock Basic Value Fund, Inc.
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Specialty Retail	$ 26,340,630	$ —	$ —	$ 26,340,630
Textiles, Apparel & Luxury Goods	63,586,790	—	—	63,586,790
Tobacco	49,181,622	—	—	49,181,622
Wireless Telecommunication Services	46,774,668	—	—	46,774,668
Short-Term Securities
Money Market Funds	22,584,184	—	—	22,584,184
	$ 1,937,462,372	$ 107,294,127	$ —	2,044,756,499
Investments Valued at NAV(a)				12,416,353
				$ 2,057,172,852
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ADR	American Depositary Receipt
LP	Limited Partnership
4